Organizations and Principal Activities (Details) - Schedule of company's major subsidiaries	12 Months Ended
Dec. 31, 2021
Ucommune Group Holdings Limited [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Sep. 21, 2018
Place of establishment	Cayman
Percentage of legal ownership of the Company	100.00%
Principal activities	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Dec. 07, 2018
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Shared workspace
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jan. 03, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology and internet service
Melo, Inc. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	Delaware
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Melo Hongkong Limited [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Beijing Melo Technology Co. Ltd [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Investment”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Apr. 03, 2015
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Youxianji Technology Co., Ltd (“Youxianji”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Aug. 29, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Technology and internet service
Beijing Weixue Tianxia Educational Technology Co. Ltd Member
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Technology Innovation
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 18, 2015
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Pengda Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jul. 31, 2015
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Shanghai Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Oct. 30, 2015
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Weituo Ucommune Venture Investment Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jan. 04, 2016
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Hongkun Enterprise Management Consulting Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 16, 2016
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Jingchao Ucommune Technology Services Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Sep. 19, 2016
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Dongke Ucommune Technology Service Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jul. 06, 2017
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Dec. 05, 2017
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Hongkunyouxiang (Beijing)Technology Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Dec. 06, 2017
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries (“Shenzhen Weido”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jun. 01, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries (“Wujie Space”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jun. 01, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jul. 01, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Construction
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary (“Daguan”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jul. 01, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Interior design
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Dec. 20, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Marketing service
Beijing Xiyu Information Technology Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Mar. 20, 2017
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	SaaS services and IOT solutions
Guangdong Wanhe Green Technology Co., Ltd. (“Wanhe”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 31, 2021
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Interior design
Beijing Kuanneng Technology Co., Ltd. (“Kuanneng”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Sep. 01, 2021
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Restaurant